UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	2/29/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

                General AMT-Free Municipal Money Market Fund

General Treasury and Agency Money Market Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General AMT-Free Municipal Money Market Fund
February 29, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 102.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 3.4%
Chatom Industrial Development Board,
Gulf Opportunity Zone Revenue
(PowerSouth Energy Cooperative
Projects) (LOC; National Rural Utilities
Cooperative Finance Corporation)	0.17	3/7/16	5,000,000	[a]	5,000,000
Mobile County Industrial Development
Authority,
Gulf Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.02	3/7/16	3,000,000	[a]	3,000,000
					8,000,000
Arizona - 3.8%
Arizona Transportation Board,
GAN	5.00	7/1/16	1,000,000		1,015,448
Phoenix Industrial Development Authority,
Facilities Revenue (Southwest Human
Development Project) (LOC; Wells
Fargo Bank)	0.12	3/7/16	970,000	[a]	970,000
Yavapai County Industrial Development
Authority,
Revenue (Skanon Investments, Inc. -
Drake Cement Project) (LOC; Citibank
NA)	0.04	3/7/16	7,000,000	[a]	7,000,000
					8,985,448
Colorado - 8.4%
Colorado Educational and Cultural
Facilities Authority,
Educational Facilities Revenue (Trinity
School of Durham and Chapel Hill
Project) (LOC; Branch Banking and
Trust Co.)	0.05	3/7/16	3,830,000	[a]	3,830,000
Colorado Educational and Cultural
Facilities Authority,
Revenue (Denver Seminary Project)
(LOC; Wells Fargo Bank)	0.12	3/7/16	2,425,000	[a]	2,425,000
Colorado Educational and Cultural
Facilities Authority,
Revenue, Refunding (Boulder Country
Day School Project) (LOC; Wells Fargo
Bank)	0.12	3/7/16	1,510,000	[a]	1,510,000
Colorado Health Facilities Authority,
Health Facilities Revenue (The
Evangelical Lutheran Good Samaritan
Society Project) (LOC; U.S. Bank NA)	0.02	3/7/16	5,000,000	[a]	5,000,000
Colorado Health Facilities Authority,
Revenue (Arapahoe House Project)
(LOC; Wells Fargo Bank)	0.12	3/7/16	2,035,000	[a]	2,035,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Colorado - 8.4% (continued)
Lafayette, Exempla Improvement District,
Special Improvement District Number
02-01,
Special Assessment and Improvement
Revenue, Refunding (LOC; Wells Fargo
Bank)	0.05	3/7/16	500,000	[a]	500,000
Sheridan Redevelopment Agency,
Tax Increment Revenue, Refunding
(South Santa Fe Drive Corridor
Redevelopment Project) (LOC;
JPMorgan Chase Bank)	0.04	3/7/16	4,735,000	[a]	4,735,000
					20,035,000
Connecticut - 4.2%
Connecticut Health and Educational
Facilities Authority,
Revenue (Eagle Hill School Issue) (LOC;
JPMorgan Chase Bank)	0.05	3/7/16	4,695,000	[a]	4,695,000
Fairfield,
GO Notes, Refunding	5.00	7/1/16	300,000		304,638
Shelton Housing Authority,
Revenue (Crosby Commons Project)
(LOC; M&T Trust)	0.06	3/7/16	5,055,000	[a]	5,055,000
					10,054,638
Florida - 6.4%
Alachua County Housing Finance
Authority,
MFHR (Santa Fe Apartments II Project)
(LOC; FNMA)	0.02	3/7/16	100,000	[a]	100,000
Brevard County,
Revenue (Holy Trinity Episcopal
Academy Project) (LOC; Wells Fargo
Bank)	0.17	3/7/16	525,000	[a]	525,000
Collier County Industrial Development
Authority,
Revenue (Redlands Christian Migrant
Association, Inc. Project) (LOC; Bank of
America)	0.16	3/7/16	2,605,000	[a]	2,605,000
Highlands County Health Facilities
Authority,
HR, Refunding (Adventist Health
System/Sunbelt Obligated Group)	0.01	3/7/16	3,000,000	[a]	3,000,000
Hillsborough County,
IDR (The Museum of Science & Industry
and The Institute for Business & Home
Safety Project) (LOC; Branch Banking
and Trust Co.)	0.05	3/7/16	945,000	[a]	945,000
Hillsborough County Industrial
Development Authority,
Revenue (Independent Day School
Project) (LOC; Bank of America)	0.16	3/7/16	1,100,000	[a]	1,100,000
Jacksonville,
Educational Facilities Revenue (Edward
Waters College Project) (LOC; Wells
Fargo Bank)	0.12	3/7/16	3,100,000	[a]	3,100,000

Short-Term Investments - 102.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida - 6.4% (continued)
Jacksonville,
Educational Facilities Revenue (Edward
Waters College Project) (LOC; Wells
Fargo Bank)	0.12	3/7/16	590,000	[a]	590,000
Palm Beach County,
IDR (Boca Raton Jewish Community
Day School, Inc. Project) (LOC; Wells
Fargo Bank)	0.12	3/7/16	1,355,000	[a]	1,355,000
Sunshine State Governmental Financing
Commission,
Revenue, CP (Liquidity Facility;
JPMorgan Chase Bank)	0.08	5/10/16	2,000,000		2,000,000
					15,320,000
Georgia - 2.8%
Cobb County Development Authority,
Revenue (American Heart Association,
Inc. Project) (LOC; Wells Fargo Bank)	0.12	3/7/16	540,000	[a]	540,000
Cobb County Development Authority,
Revenue (Dominion Christian High
School, Inc. Project) (LOC; Branch
Banking and Trust Co.)	0.06	3/7/16	3,610,000	[a]	3,610,000
Douglas County Development Authority,
Revenue (Colonial Hills School
Property, LLC Project) (LOC; Branch
Banking and Trust Co.)	0.05	3/7/16	1,740,000	[a]	1,740,000
Macon-Bibb County Industrial Authority,
IDR (I-75 Business Park and Airport
South Industrial Park Projects) (LOC;
Wells Fargo Bank)	0.12	3/7/16	760,000	[a]	760,000
					6,650,000
Illinois - 8.5%
Chicago Heights,
Revenue (Chicago Heights Fitness, L.L.C.
Project) (LOC; JPMorgan Chase Bank)	0.11	3/7/16	500,000	[a]	500,000
Illinois Educational Facilities Authority,
Revenue (The Lincoln Park Society)
(LOC; Citibank NA)	0.02	3/7/16	2,600,000	[a]	2,600,000
Illinois Finance Authority,
Revenue (Cristo Rey Jesuit High School
Project) (LOC; JPMorgan Chase Bank)	0.14	3/7/16	5,000,000	[a]	5,000,000
Illinois Finance Authority,
Revenue (Steppenwolf Theatre
Company Project) (LOC; Northern Trust
Company)	0.02	3/7/16	5,675,000	[a]	5,675,000
Illinois Health Facilities Authority,
Revenue (Northwestern Memorial
Hospital) (Liquidity Facility; Northern
Trust Company)	0.01	3/1/16	1,700,000	[a]	1,700,000
Saint Clair County,
Revenue (McKendree College Project)
(LOC; U.S. Bank NA)	0.04	3/7/16	3,615,000	[a]	3,615,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 8.5% (continued)
Tender Option Bond Trust Receipts (Series
2015-XF2202),
(Illinois Toll Highway Authority, Toll
Highway Senior Revenue) (Liquidity
Facility; Citibank NA)	0.02	3/7/16	1,140,000	[a,b,c]	1,140,000
					20,230,000
Indiana - .6%
Huntington,
EDR, Refunding (Huntington University
Project) (LOC; Wells Fargo Bank)	0.12	3/7/16	800,000	[a]	800,000
Indiana Health Facility Financing
Authority,
Revenue, Refunding (Pathfinder
Services, Inc. Project) (LOC; Wells Fargo
Bank)	0.12	3/7/16	725,000	[a]	725,000
					1,525,000
Iowa - 1.4%
Iowa Finance Authority,
MFHR (Cedarwood Hills Project)
(Liquidity Facility; FHLMC and LOC;
FHLMC)	0.02	3/7/16	1,000,000	[a]	1,000,000
Woodbury County,
Educational Facility Revenue
(Siouxland Medical Education
Foundation, Inc. Project) (LOC; U.S.
Bank NA)	0.12	3/7/16	2,375,000	[a]	2,375,000
					3,375,000
Kentucky - .6%
Lexington-Fayette Urban County
Government,
Industrial Building Revenue
(Community Action Council Project)
(LOC; PNC Bank NA)	0.05	3/7/16	1,345,000	[a]	1,345,000
Maine - .3%
South Portland,
GO Notes	4.00	7/15/16	625,000		633,463
Maryland - 4.7%
Maryland Economic Development
Corporation,
EDR (Blind Industries and Services of
Maryland Project) (LOC; Bank of
America)	0.14	3/7/16	5,310,000	[a]	5,310,000
Maryland Economic Development
Corporation,
EDR (Maryland Science Center Project)
(LOC; Bank of America)	0.07	3/7/16	2,960,000	[a]	2,960,000
Montgomery County,
EDR (American Gastroenterological
Association Project) (LOC; Wells Fargo
Bank)	0.12	3/7/16	2,100,000	[a]	2,100,000
Washington County,
EDR (Saint James School Project) (LOC;
PNC Bank NA)	0.03	3/7/16	700,000	[a]	700,000
					11,070,000

Short-Term Investments - 102.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - .2%
Attleboro,
GO Notes (Municipal Purpose Loan)	2.00	3/15/16	500,000		500,325
Minnesota - 3.2%
Cohasset,
Revenue, Refunding (Minnesota Power
and Light Company Project) (LOC;
JPMorgan Chase Bank)	0.07	3/7/16	2,400,000	[a]	2,400,000
Minneapolis,
Housing Development Revenue,
Refunding (One Ten Grant Project)
(LOC; FNMA)	0.02	3/7/16	1,835,000	[a]	1,835,000
Minneapolis,
MFHR (Seven Corners Apartments
Project) (LOC; Wells Fargo Bank)	0.12	3/7/16	1,420,000	[a]	1,420,000
Minnesota Public Facilities Authority,
State Revolving Fund Revenue	5.00	3/1/16	400,000		400,000
Saint Paul Housing and Redevelopment
Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	0.15	3/7/16	1,600,000	[a]	1,600,000
					7,655,000
Missouri - 4.5%
Columbia School District,
GO Notes, Refunding	2.00	3/1/16	2,250,000		2,250,000
Jackson County Industrial Development
Authority,
Revenue (YMCA of Greater Kansas City
Project) (LOC; Bank of America)	0.04	3/7/16	495,000	[a]	495,000
Kirkwood Industrial Development
Authority,
Revenue (Concordia Lutheran Church
Community Recreational Facilities
Project) (LOC; Bank of America)	0.16	3/7/16	1,540,000	[a]	1,540,000
Saint Louis Industrial Development
Authority,
MFHR (Hamilton Place Apartments)
(LOC; FHLMC)	0.03	3/7/16	4,635,000	[a]	4,635,000
Saint Louis Parking Commission Finance
Corporation,
Parking Revenue (Cupples Garage
Project) (LOC; Bank of America)	0.13	3/7/16	1,380,000	[a]	1,380,000
Springfield Industrial Development
Authority,
MFHR, Refunding (Pebblecreek
Apartments Project) (LOC; FHLB)	0.12	3/7/16	270,000	[a]	270,000
					10,570,000
Nevada - 1.5%
Clark County,
IDR (Southwest Gas Corporation
Project) (Liquidity Facility; Bank of
America)	0.03	3/7/16	3,500,000	[a]	3,500,000
New Jersey - 7.0%
Burlington County Bridge Commission,
Lease Revenue Notes (Governmental
Leasing Program)	1.50	5/17/16	2,000,000		2,005,153

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 7.0% (continued)
Guttenberg,
GO Notes, BAN	1.00	3/18/16	5,000,000		5,000,925
Long Beach Township,
GO Notes, BAN	1.50	3/22/16	2,000,000		2,001,094
Newton,
GO Notes, BAN	1.50	8/26/16	3,000,000		3,012,904
Pennsauken Township,
GO Notes, BAN	1.00	6/23/16	2,000,000		2,002,161
Ringwood Borough,
GO Notes, BAN	1.00	4/14/16	2,630,425		2,632,313
					16,654,550
New Mexico - .2%
New Mexico Finance Authority,
Subordinate Lien Public Project
Revolving Fund Revenue, Refunding	4.00	6/15/16	530,000		535,586
New York - 9.9%
Metropolitan Transportation Authority,
Transportation Revenue (LOC; U.S.
Bank NA)	0.01	3/1/16	2,000,000	[a]	2,000,000
Nassau County Industrial Development
Agency,
Civic Facility Improvement Revenue,
Refunding (Cold Spring Harbor
Laboratory Project) (Liquidity Facility;
TD Bank)	0.01	3/1/16	4,200,000	[a]	4,200,000
New York City Industrial Development
Agency,
Civic Facility Revenue (Jewish
Community Center on the Upper West
Side, Inc. Project) (LOC; M&T Trust)	0.06	3/7/16	4,000,000	[a]	4,000,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Revenue
(Liquidity Facility; Citibank NA)	0.01	3/1/16	2,255,000	[a]	2,255,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; California State Teachers
Retirement System)	0.01	3/1/16	9,500,000	[a]	9,500,000
Triborough Bridge and Tunnel Authority,
General Revenue, Refunding (MTA
Bridges and Tunnels) (LOC; Wells Fargo
Bank)	0.01	3/1/16	1,500,000	[a]	1,500,000
					23,455,000
North Carolina - 1.1%
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Lower
Cape Fear Hospice, Inc.) (LOC; Branch
Banking and Trust Co.)	0.05	3/7/16	2,660,000	[a]	2,660,000
Ohio - 3.1%
Hamilton County,
EDR (Boys/Girls Clubs of Greater
Cincinnati, Inc. Project) (LOC; PNC Bank
NA)	0.04	3/7/16	1,675,000	[a]	1,675,000

Short-Term Investments - 102.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 3.1% (continued)
Ohio Higher Educational Facility
Commission,
Revenue, CP (Cleveland Clinic Health
System)	0.08	5/24/16	3,000,000		3,000,000
Stark County Port Authority,
Revenue (Canton Country Day School
Project) (LOC; PNC Bank NA)	0.13	3/7/16	710,000	[a]	710,000
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/8/16	2,000,000		2,009,859
					7,394,859
Oklahoma - .8%
Oklahoma Turnpike Authority,
Turnpike System Second Senior
Revenue, Refunding (Citigroup ROCS,
Series RR II R-11985) (Liquidity
Facility; Citibank NA)	0.03	3/7/16	2,000,000[a,b,c]		2,000,000
Pennsylvania - 2.8%
Montgomery County Industrial
Development Authority,
Revenue (Big Little Associates Project)
(LOC; Wells Fargo Bank)	0.20	3/7/16	300,000	[a]	300,000
Northampton County Industrial
Development Authority,
Revenue (Moravian Academy) (LOC;
Wells Fargo Bank)	0.17	3/7/16	450,000	[a]	450,000
Pennsylvania Economic Development
Financing Authority,
EDR (Montessori Academy of
Chambersburg, Inc. Project) (LOC; PNC
Bank NA)	0.17	3/7/16	1,200,000	[a]	1,200,000
Pennsylvania Economic Development
Financing Authority,
Recovery Zone Facility Revenue
(Hawley Silk Mill, LLC Project) (LOC;
PNC Bank NA)	0.13	3/7/16	800,000	[a]	800,000
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Association of Independent
Colleges and Universities of
Pennsylvania Financing Program -
University of Scranton) (LOC; PNC Bank
NA)	0.03	3/7/16	1,325,000	[a]	1,325,000
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.11	3/7/16	2,460,000	[a]	2,460,000
					6,535,000
South Carolina - 2.8%
Lexington County and Richland County
School District Number 5,
GO Notes	4.00	3/1/16	1,000,000		1,000,000
South Carolina Jobs-Economic
Development Authority,
EDR (Anderson Area YMCA, Inc.
Project) (LOC; Branch Banking and
Trust Co.)	0.07	3/7/16	4,170,000	[a]	4,170,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 102.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina - 2.8% (continued)
York County,
GO Notes, Refunding (Fort Mill School
District Number 4)	5.00	3/1/16	1,500,000		1,500,000
					6,670,000
Tennessee - .6%
Cleveland Health and Educational Facilities
Board,
Revenue (Lee University Project) (LOC;
Branch Banking and Trust Co.)	0.04	3/7/16	1,400,000	[a]	1,400,000
Texas - 11.2%
Atascosa County Industrial Development
Corporation,
PCR, Refunding (San Miguel Electric
Cooperative, Inc. Project) (LOC;
National Rural Utilities Cooperative
Finance Corporation)	0.04	3/7/16	11,700,000	[a]	11,700,000
Galveston,
GO Notes, Refunding	3.00	5/1/16	820,000		823,622
Harris County Health Facilities
Development Corporation,
Revenue, Refunding (The Methodist
Hospital System)	0.01	3/1/16	4,400,000	[a]	4,400,000
Lower Colorado River Authority,
Revenue, CP (LOC; JPMorgan Chase
Bank)	0.08	3/4/16	3,928,000		3,928,000
Mission Economic Development
Corporation,
SWDR (IESI TX Corporation Project)
(LOC; Bank of America)	0.07	3/7/16	1,500,000	[a]	1,500,000
Splendora Higher Education Facilities
Corporation,
Revenue (Fellowship Christian
Academy Project) (LOC; Bank of
America)	0.16	3/7/16	1,300,000	[a]	1,300,000
Texas State University System Board of
Regents,
Financing System Revenue, Refunding	2.00	3/15/16	1,000,000		1,000,743
Texas State University System Board of
Regents,
Financing System Revenue, Refunding	5.00	3/15/16	700,000		701,280
Texas Transportation Commission,
State Highway Fund First Tier Revenue	4.50	4/1/16	795,000		797,711
Texas Water Development Board,
State Revolving Fund Subordinate Lien
Revenue	5.00	7/15/16	450,000		457,825
					26,609,181
Utah - .5%
Ogden City Redevelopment Agency,
Tax Increment Revenue (LOC; Wells
Fargo Bank)	0.12	3/7/16	675,000	[a]	675,000
Salt Lake County,
Training Facilities Revenue
(Community Foundation for the
Disabled, Inc. Project) (LOC; Wells
Fargo Bank)	0.17	3/7/16	500,000	[a]	500,000
					1,175,000

Short-Term Investments - 102.3%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia - .5%
Greene County Economic Development
Authority,
Educational Facilities Revenue (The
Blue Ridge School, Inc.) (LOC; Branch
Banking and Trust Co.)	0.04	3/7/16	500,000	[a]	500,000
Norfolk Redevelopment and Housing
Authority,
Revenue (E2F Student Housing I, LLC
Project) (LOC; Bank of America)	0.08	3/7/16	705,000	[a]	705,000
					1,205,000
Washington - 1.3%
Washington Housing Finance Commission,
Nonprofit Housing Revenue (Nikkei
Manor Project) (LOC; Bank of America)	0.15	3/7/16	1,250,000	[a]	1,250,000
Washington Housing Finance Commission,
Nonprofit Housing Revenue (Pioneer
Human Services Projects) (LOC; U.S.
Bank NA)	0.04	3/7/16	1,085,000	[a]	1,085,000
Washington Housing Finance Commission,
Nonprofit Revenue (The Evergreen
School Project) (LOC; Wells Fargo
Bank)	0.12	3/7/16	745,000	[a]	745,000
					3,080,000
Wisconsin - 6.0%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project) (LOC; Bank of
America)	0.12	3/7/16	3,250,000	[a]	3,250,000
East Troy Community School District,
BAN	2.50	4/5/16	2,350,000		2,354,510
Racine,
GO Notes, Refunding	2.00	6/1/16	825,000		828,306
Wisconsin,
GO Notes	5.00	5/1/16	300,000		302,436
Wisconsin Health and Educational
Facilities Authority,
Revenue (Madison Family Medicine
Residency Corporation, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.11	3/7/16	2,315,000	[a]	2,315,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Sinsinawa Nursing, Inc.
Project) (LOC; JPMorgan Chase Bank)	0.11	3/7/16	920,000	[a]	920,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Valley Packaging Industries,
Inc.) (LOC; JPMorgan Chase Bank)	0.04	3/7/16	1,320,000	[a]	1,320,000
Wisconsin Health and Educational
Facilities Authority,
Revenue, CP (Aurora Health Care, Inc.)
(LOC; JPMorgan Chase Bank)	0.15	4/5/16	3,000,000		3,000,000
					14,290,252

Total Investments (cost $243,113,302)			102.3%		243,113,302
Liabilities, Less Cash and Receivables			(2.3%)		(5,531,333)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Net Assets	100.0%	237,581,969

a Variable rate demand note—rate shown is the interest rate in effect at February 29, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities amounted to $3,140,000 or 1.32% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates).

STATEMENT OF INVESTMENTS
General AMT-Free Municipal Money Market Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	243,113,302
Level 3 - Significant Unobservable Inputs	-
Total	243,113,302

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
General Treasury & Agency Money Market Fund
February 29, 2016 (Unaudited)

	Annualized Yield
	on Date of	Principal
U.S. Treasury Bills - 5.6%	Purchase (%)	Amount ($)		Value ($)
4/28/16
(cost $24,991,945)	0.20	25,000,000		24,991,945
U.S. Treasury Floating Rate Notes - 6.8%
3/1/16
(cost $29,999,806)	0.59	30,000,000	[a]	29,999,806
U.S. Treasury Notes - 20.4%
4/30/16	0.33	50,000,000		50,137,781
9/30/16	0.64	40,000,000		40,079,860
Total U.S. Treasury Notes
(cost $90,217,641)				90,217,641

Repurchase Agreements - 67.0%

BNP Paribas	0.29	50,000,000		50,000,000
dated 2/29/16, due 3/1/16 in the
amount of $50,000,403 (fully
collateralized by $51,133,200 U.S.
Treasury Notes, 0.63%, due 4/30/18,
value $50,999,774 and $500 U.S.
Treasury Strips, due 2/15/40, value
$270)

Citigroup Global Markets Holdings Inc.	0.30	70,000,000		70,000,000
dated 2/29/16, due 3/1/16 in the
amount of $70,000,583 (fully
collateralized by $71,163,000 U.S.
Treasury Notes, 0.88%-1.75%, due
7/15/17-5/15/23, value
$71,400,024)

Credit Agricole CIB	0.30	57,000,000		57,000,000
dated 2/29/16, due 3/1/16 in the
amount of $57,000,475 (fully
collateralized by $7,692,953 U.S.
Treasury Bonds, 3.75%, due
11/15/43, value $9,654,813,
$19,923,978 U.S. Treasury Inflation
Protected Securities, 0.13%, due
4/15/17-4/15/18, value
$20,731,739 and $27,092,398 U.S.
Treasury Notes, 1.63%-2.38%, due
3/31/16-11/30/20, value
$27,753,448)

HSBC USA Inc.	0.27	50,000,000		50,000,000
dated 2/29/16, due 3/1/16 in the
amount of $50,000,375 (fully
collateralized by $49,165,000 U.S.
Treasury Notes, 2.13%, due 5/15/25,
value $51,001,714)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Annualized Yield

Repurchase Agreements - 67.0%	on Date of	Principal
(continued)	Purchase (%)	Amount ($)	Value ($)
JPMorgan Chase & Co.	0.30	70,000,000	70,000,000
dated 2/29/16, due 3/1/16 in the
amount of $70,000,583 (fully
collateralized by $65,360,000 U.S.
Treasury Notes, 2.75%, due
11/15/23, value $71,403,071)
Total Repurchase Agreements
(cost $297,000,000)			297,000,000
Total Investments (cost $442,209,392)		99.8%	442,209,392
Cash and Receivables (Net)		.2%	875,169
Net Assets		100.0%	443,084,561

a	Variable rate security—interest rate subject to periodic change.

STATEMENT OF INVESTMENTS
General Treasury & Agency Money Market Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	442,209,392
Level 3 - Significant Unobservable Inputs	-
Total	442,209,392

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)